Pear Tree Quality Fund

PEAR TREE FUNDS

SUPPLEMENT DATED FEBRUARY 7, 2014

TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2013 as amended

PEAR TREE QUALITY FUND

(Ticker Symbols: USBOX (Ordinary Shares); QGIAX (Institutional Shares))

1.	Effective December 1, 2013, the information in the Pear Tree Funds’ Prospectus (the “Prospectus”) dated August 1, 2013 as amended, is hereby amended as follows:

The corresponding information in the Prospectus relating to Pear Tree Quality Fund is deleted in its entirety and replaced with the following:

a)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.37%	0.35%
Total Annual Fund Operating Expenses	1.62%	1.35%
Fee Waiver and/or Expense Reimbursement*	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.37%	1.10%

* The Manager has agreed until July 31, 2014 to waive 0.25 percent of its management fee on Quality Fund’s net assets up to and including $125 million, and 0.50 percent of its management fee on those net assets that are in excess of $125 million. This fee waiver arrangement only may be terminated with the approval of the Trustees.

b)	Fee Waivers/Expense Limitation.

Pear Tree Quality Fund. The Manager has agreed until July 31, 2014 to waive 0.25 percent of its management fee of Quality Fund’s net assets up to and including $125 million and 0.50 percent of its management fee on Quality Fund’s net assets that are in excess of $125 million. For the year ended March 31, 2013, the Manager waived fees otherwise payable by the Fund in the aggregate amount of $153,265. This fee waiver arrangement only may be terminated with the approval of the Trustees.

2. The Statement of Information (the “SAI”) of the Trust dated August 1, 2013 is hereby amended as follows:

Fee Waivers/Expense Limitations.

Pear Tree Quality Fund

The Manager has agreed until July 31, 2013 to waive 0.25 percent of its management fee if Pear Tree Quality Fund’s net assets up to and including $125 million and 0.50 percent of its management fee on Quality Fund’s net assets that are in excess of $125 million. This fee waiver arrangement only may be terminated with the approval of the Trustees.

For the fiscal year ended March 31, 2013 the Manager waived its management fee and reimbursed Pear Tree Quality Fund for its expenses in the aggregate amount of $153,265.

* * *

The rest of the Prospectus and Statement of Additional Information remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE